Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Quarterly Share Repurchase Limits
The quarterly share repurchases limits for the SRP are set forth below:

Quarter Ending	Share Repurchase Limit(s)
September 30, 2021, and each quarter thereafter	During any 12-month period, 20.00% of the weighted average number of outstanding shares
During any fiscal quarter, 5.00% of the weighted average number of shares outstanding in the prior four fiscal quarters

Schedule of Shares Issued, Repurchased and Outstanding
The following table is a summary of the shares issued, participating and repurchased during the period and outstanding as of December 31, 2025 and 2024:

(in thousands)	Class A	Class C	Class I	Class P-A	Class P-I	Class P-D	Class P-S	Class P-T	Class EO	Total
Shares outstanding as of December 31, 2023	15,809	2,706	6,533	850	124,039	192	44,514	249	3,730	198,622
Shares issued through reinvestment of distributions	140	33	84	13	390	1	204	3	—	868
Shares repurchased	(70)	(19)	(51)	(3)	(561)	—	(83)	—	(57)	(844)
Shares transferred	—	—	—	—	121	—	(121)	—	—	—
Other capital activity	—	—	—	—	357	—	—	—	323	680
Shares outstanding as of December 31, 2024	15,879	2,720	6,566	860	124,346	193	44,514	252	3,996	199,326
Shares repurchased	(195)	(11)	(21)	—	(158)	—	(36)	—	—	(421)
Shares transferred	—	—	—	—	446	—	(452)	—	—	(6)
Other capital activity	—	—	—	—	480	—	—	—	—	480
Shares outstanding as of December 31, 2025	15,684	2,709	6,545	860	125,114	193	44,026	252	3,996	199,379
The following table is a summary of the shares issued, participating and repurchased for each class during the period and outstanding as of June 30, 2026:

(in thousands)	Class A	Class C	Class I	Class P-A	Class P-I	Class P-D	Class P-S	Class P-T	Class EO	Total
Shares outstanding as of December 31, 2025	15,684	2,709	6,545	860	125,114	193	44,026	252	3,996	199,379
Shares repurchased during the period	(38)	—	(4)	—	(11)	—	—	—	—	(53)
Shares transferred during the period	—	—	—	—	17	—	(17)	—	—	—
Other capital activity	—	—	—	—	5	—	—	—	—	5
Shares outstanding as of March 31, 2026	15,646	2,709	6,541	860	125,125	193	44,009	252	3,996	199,331
Shares issued through reinvestment of distributions during the period	—	—	—	—	—	—	—	—	—	—
Shares repurchased during the period	(38)	—	(3)	—	(11)	—	—	—	—	(52)
Shares transferred during the period	—	—	—	—	31	—	(31)	—	—	—
Other capital activity	—	—	—	—	5	—	—	—	—	5
Shares outstanding as of June 30, 2026	15,608	2,709	6,538	860	125,150	193	43,978	252	3,996	199,284

Schedule of Distributions
The Company suspended the shareholder distributions after the distribution payment on May 1, 2024. Below are the distributions calculated for shareholders of record based upon distribution period and class of share prior to the suspension in May 2024.

		Class of Share
Distribution Period		A	C	I	P-A	P-I	P-D	P-T	P-S	EO
1-Dec-20	30-Jun-23	$0.00152	$0.00149	$0.00152	$0.00152	$0.00158	$0.00158	$0.00158	$0.00158	$—
1-Jul-23	1-May-24	$0.00152	$0.00149	$0.00152	$0.00152	$0.00158	$0.00158	$0.00158	$0.00158	$0.00158

Schedule of Distributions Declared
The following table reflects the distributions declared and paid before the suspension effective on May 1, 2024 for the year ended December 31, 2024:

(in thousands)
Declared Date	Pay Date	Paid in Cash	Value of Shares Issued under DRP	Total
January 31, 2024	February 1, 2024	$7,610	$1,787	$9,397
February 29, 2024	March 1, 2024	7,145	1,691	8,836
March 30, 2024	April 1, 2024	7,607	1,821	9,428
April 30, 2024	May 1, 2024	7,373	1,757	9,130
Total		$29,735	$7,056	$36,791
The following table reflects the distributions declared and paid for the year ended December 31, 2023:

(in thousands)
Declared Date	Pay Date	Paid in Cash	Value of Shares Issued under DRP	Total
January 31, 2024	February 1, 2023	$7,386	$1,975	$9,361
February 28, 2023	March 1, 2023	6,679	1,777	8,456
March 30, 2023	March 31, 2023	7,420	1,942	9,362
April 30, 2023	May 1, 2023	7,114	1,888	9,002
May 31, 2023	June 1, 2023	7,373	1,934	9,307
June 30, 2023	July 3, 2023	7,145	1,871	9,016
July 30, 2023	August 1, 2023	7,232	1,926	9,158
August 31, 2023	September 1, 2023	7,226	1,935	9,161
September 30, 2023	October 2, 2023	7,003	1,872	8,875
October 31, 2023	November 2, 2023	7,352	1,841	9,193
November 30, 2023	December 1, 2023	7,964	1,746	9,710
December 31, 2023	January 2, 2024	7,606	1,786	9,392
Total		$87,500	$22,493	$109,993